Supplemental Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Prepaid Insurance	$ 7.1		$ 7.6
Value Added Tax Receivable, Current	59.7		57.6
Recorded Third-Party Environmental Recoveries, Current	13.3		9.4
Other Assets, Current	101.0		98.8
Prepaid Expense and Other Assets, Current	181.1		173.4
Deferred Finance Costs, Noncurrent, Net	7.7		9.1
Advances to Contract Manufacturers	55.9		38.7
Capitalized Computer Software, Net	32.8		21.8
Recorded Third-Party Environmental Recoveries, Noncurrent	38.3		48.9
Other Receivables	23.5		0
Deferred Compensation Plan Assets	33.0		20.9
Other noncurrent assets	81.1		59.5
Other assets	272.3		198.9
Asset Retirement Obligation, Current	14.9		9.8
Restructuring Reserve	10.5	[1]	12.4	[1]	46.8	[1]
Dividends payable, current	18.7		10.5
Environmental reserves, current, net of recoveries	15.8	[2]	13.6	[2]
Other Accrued Liabilities, Current	132.1		139.9
Accrued and other liabilities	192.0		186.2
Asset Retirement Obligations, Noncurrent	10.6		17.2
Unrecognized Tax Benefits	23.3	[3]	8.1	[3]	17.3	[3]	14.4
Deferred Compensation Liability, Classified, Noncurrent	39.8		31.8
Self Insurance Reserve, Noncurrent	19.6		19.7
Capital Lease Obligations, Noncurrent	31.8		11.3
Other noncurrent liabilities	29.4		28.7
Other long-term liabilities	$ 154.5		$ 116.8

[1]	Included in “Accrued and other liabilities” on the consolidated balance sheets.
[2]	(1)“Current” includes only those reserves related to continuing operations. These amounts are included within “Accrued and other liabilities” on the consolidated balance sheets.
[3]	As of December 31, 2012, we have recognized an offsetting non-current deferred tax asset of $16.7 million relating to specific uncertain tax positions presented above.